Common Stock and Stock Plans, Employee Stock Ownership Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock [Member]
Employee Stock Ownership Plan [Abstract]
Allocated shares (common)	138,182,911	124,670,717	128,189,305
Dividends paid to ESOP	$ 213	$ 195	$ 208
Preferred stock [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares (preferred)	1,406,460	1,556,104	1,439,181
Fair value of unreleased ESOP preferred shares	$ 1,407	$ 1,556	$ 1,439
Dividends paid to ESOP	$ 159	$ 166	$ 169